S000049021 [Member] Expense Example - iShares Emerging Markets Equity Factor ETF - iShares Emerging Markets Equity Factor ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	84
Expense Example, with Redemption, 5 Years	146
Expense Example, with Redemption, 10 Years	$ 331